Summary of Warrants and Share Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 225,318	$ (141)
Underwriters' fees and issuance costs		(5,570)
Exercise of Ely Warrants	856	39
Share-based compensation - share options	1,551	2,199
Balance	536,219	225,318
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance	9,205
Common share purchase warrants issued to for cash		7,045
Underwriters' fees and issuance costs		(416)
Ely Warrants recognized in equity		2,603
Exercise of Ely Warrants	(913)	(27)
Balance	8,292	9,205
Share Based Awards [member]
IfrsStatementLineItems [Line Items]
Balance	2,199
Share options issued to replace Golden Valley's share options	8,991
Share-based compensation - share options	1,551	2,199
Share-based compensation - RSUs	341
Balance	13,082	2,199
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance	11,404
Common share purchase warrants issued to for cash		7,045
Underwriters' fees and issuance costs		(416)
Ely Warrants recognized in equity		2,603
Exercise of Ely Warrants	(913)	(27)
Share options issued to replace Golden Valley's share options	8,991
Share-based compensation - share options	1,551	2,199
Share-based compensation - RSUs	341
Balance	$ 21,374	$ 11,404